CENTRAL VERMONT PUBLIC SERVICE CORPORATION
77 GROVE STREET
RUTLAND, VT   05701

March 31, 2006

Securities & Exchange Commission
Attn: Branch Chief
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, DC 20549

Gentlemen:

I am enclosing a copy of Central Vermont Public Service Corporation's Form 10-K for the fiscal year ended December 31, 2005 filed electronically on March 31, 2006 through EDGAR.

The financial statements in the report reflect no change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Very truly yours,

/s/ Mary C. Marzec

Mary C. Marzec
Assistant Corporate Secretary